Acquisitions and Other Transactions - Acquisition of Royalty, Receipt of Royalty Buy-Back and Amendments to Condestable Gold and Silver Stream (Details)
$ / shares in Units, $ in Millions, $ in Millions, $ in Millions
	Apr. 15, 2024 USD ($) shares	Apr. 15, 2024 CAD ($) $ / shares shares	Mar. 30, 2024 USD ($)	Mar. 30, 2024 AUD ($)	Mar. 29, 2024	Mar. 27, 2024 USD ($) oz	Mar. 26, 2024	Mar. 21, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Payments to acquire gross production royalty								$ 8.5
Scottie Resources Corp.
Disclosure of detailed information about business combination [line items]
Percentage of gross production royalty acquired	2.00%	2.00%
Payments to acquire gross production royalty	$ 5.9	$ 8.1
Number of shares acquired | shares	5,422,994	5,422,994
Price per share | $ / shares		$ 0.18
Payments to acquire equity investment designated at FVTOCI	$ 0.7	$ 1.0
Sgula Royalty - Cte d'Ivoire
Disclosure of detailed information about business combination [line items]
Percentage of NSR			0.60%	0.60%	1.20%
Buy back percentage of net smelter return			0.60%	0.60%
Proceeds from sale of interest			$ 6.5	$ 10.0
Condestable Gold and Silver Stream Acquisition, Peru
Disclosure of detailed information about business combination [line items]
Additional up-front deposit						$ 10.0
Total combined deposit						$ 175.0
Condestable Gold and Silver Stream Acquisition, Peru Variable Phase 1 Deliveries of Stream
Disclosure of detailed information about business combination [line items]
Percentage of gold and silver contained in concentrate receivable						63.00%
Maximum ounces of gold receivable | oz						87,600
Maximum ounces of silver receivable | oz						2,910,000
Condestable Gold and Silver Stream Acquisition, Peru, Fixed Phase 2 Deliveries of Stream
Disclosure of detailed information about business combination [line items]
Percentage of gold and silver contained in concentrate receivable						37.50%	25.00%